INVESTMENT PROPERTIES - Amounts recognized in the statement of income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INVESTMENT PROPERTIES
Income from rentals	$ 125,494	$ 85,507	$ 79,756
Operating expenses due to:
Investment properties that generated income through rentals	(16,012)	(15,669)	(16,531)
Investment properties that did not generate income through rentals	$ (6,004)	$ (2,183)	$ (1,630)